Collaborative Agreements (Details)																			1 Months Ended		3 Months Ended	11 Months Ended	12 Months Ended
		Jun. 18, 2024 USD ($)	May 23, 2024 USD ($) $ / shares shares	May 14, 2024 USD ($) $ / shares shares	May 08, 2024 USD ($) $ / shares shares	Apr. 16, 2024 USD ($) $ / shares shares	Mar. 25, 2024 USD ($) $ / shares shares	Jun. 10, 2022 USD ($)	Aug. 05, 2019 USD ($) shares	Jun. 30, 2019 USD ($) shares	Dec. 24, 2018 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 25, 2017 USD ($)	Aug. 15, 2017 USD ($)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 TWD ($)	Dec. 31, 2015 USD ($)	May 23, 2024 USD ($) $ / shares shares	Aug. 31, 2016 TWD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 TWD ($)	Apr. 11, 2024 USD ($) $ / shares	Aug. 14, 2023 $ / shares	Jul. 01, 2022	Jul. 27, 2021 USD ($)
Collaborative Agreements [Line Items]
Royalty percentage																						12.00%	12.00%
Total cash																							$ 0			$ 50,000,000	$ 50,000,000,000,000
Cash equivalent																		$ 1,600,000			$ 152,206	$ 1,600,000	$ 248,382	$ 60,155		1,600,000
Additional paid-in capital																								73,978,380
Cash received																												$ 2,000
Value of new shares issued																								$ 1,050,000
Price per share (in Dollars per share) | $ / shares																					$ 1.87		$ 1.87						$ 20
Equity method long term investment (in Shares) | shares											1,530,000
Service agreement eligibility amount								$ 3,000,000
Milestone regulatory payment amount period								3 years
Loan amount																															$ 249,975
Percentage of working capital convertible loan																					5.00%		5.00%
Fixed conversion price equal (in Dollars per share) | $ / shares																					$ 1		$ 1
Licensing fee							$ 33,500,000
Upfront payment																									$ 1,895,556
FEYE stock (in Dollars per share) | $ / shares							$ 6
Milestone regulatory payment amount		$ 3,500,000					$ 3,500,000
Percentage of royalties of net sales							5.00%
Recognized revenue																							$ 296,000
Recognized revenue																					$ 200,000		$ 200,000
BHK Co-Development Agreement [Member]
Collaborative Agreements [Line Items]
Description of collaborative agreements																					On July 27, 2016, BioLite Taiwan and BHK agreed to amend the payment terms of the milestone payment in an aggregate amount of $10 million based on the following schedule: ● Upon the signing of the BHK Co-Development Agreement: $1 million, or 10% of total payment ● Upon the first Investigational New Drug (IND) submission and BioLite Taiwan will deliver all data to BHK according to FDA Reviewing requirement: $1 million, or 10% of total payment ● At the completion of first phase II clinical trial: $1 million, or 10% of total payment ● At the initiation of phase III of clinical trial research: $3 million, or 30% of total payment ● Upon the New Drug Application (NDA) submission: $4 million, or 40% of total payment		On July 27, 2016, BioLite Taiwan and BHK agreed to amend the payment terms of the milestone payment in an aggregate amount of $10 million based on the following schedule: ● Upon the signing of the BHK Co-Development Agreement: $1 million, or 10% of total payment ● Upon the first Investigational New Drug (IND) submission and BioLite Taiwan will deliver all data to BHK according to FDA Reviewing requirement: $1 million, or 10% of total payment ● At the completion of first phase II clinical trial: $1 million, or 10% of total payment ● At the initiation of phase III of clinical trial research: $3 million, or 30% of total payment ● Upon the New Drug Application (NDA) submission: $4 million, or 40% of total payment
Non-refundable upfront cash payment																		$ 1,000,000				$ 1,000,000
Data and development percentage																		10.00%				10.00%
Total cash amount																$ 1,000,000		$ 10,000,000				$ 10,000,000
Licensing rights																	$ 31,649,000			$ 31,649,000
Co-Dev Agreement [Member]
Collaborative Agreements [Line Items]
Data and development percentage																					50.00%		50.00%
Cash amount															$ 3,000,000
Addition cash payment																					$ 3,000,000		$ 3,000,000
Additional paid-in capital													$ 3,000,000
Cash received													450,000
Collaborative Agreement [Member]
Collaborative Agreements [Line Items]
Data and development percentage																					50.00%		50.00%
Total cash amount												$ 3,000,000
Licensing rights														$ 3,000,000
Cash amount																					$ 3,000,000		$ 3,000,000
Research and development expense													$ 3,000,000
BioFirst Corporation Purchase Agreement [Member]
Collaborative Agreements [Line Items]
Shares issued (in Shares) | shares									41,470	42,857
Common stock consideration									$ 2,902,911	$ 3,000,000
ForSeeCon Eye Corporation [Member]
Collaborative Agreements [Line Items]
Licensing agreement		$ 100,000
BioLite Taiwan [Member]
Collaborative Agreements [Line Items]
Total cash																		50,000,000									$ 50,000,000,000,000
Cash equivalent																		$ 1,600,000				$ 1,600,000				$ 1,600,000
Net sales profit, percentage																		50.00%								50.00%	50.00%
Collaborative agreement with ForSeeCon Eye Corporation [Member]
Collaborative Agreements [Line Items]
Upfront payment							$ 30,000,000
Shares paid (in Shares) | shares							5,000,000
Shares received (in Shares) | shares																					5,000,000		5,000,000
OncoX BiopPharma, Inc [Member]
Collaborative Agreements [Line Items]
Royalty percentage			5.00%	5.00%	5.00%	5.00%													5.00%
Price per share (in Dollars per share) | $ / shares			$ 5	$ 5	$ 5	$ 5													$ 5
Shares issued (in Shares) | shares			1,250,000	1,250,000	1,250,000	1,250,000
Consideration paid			$ 6,250,000	$ 6,250,000	$ 6,250,000	$ 6,250,000
Additional milestone payment in cash			$ 625,000	$ 625,000	$ 625,000	$ 625,000
Number of shares received (in Shares) | shares			1,250,000	1,250,000	1,250,000														1,250,000		1,250,000		1,250,000
Percentage of develop and commercialize			50.00%	50.00%	50.00%
Licensing fees			$ 100,000	$ 100,000	$ 100,000														$ 100,000
Rgene Corporation [Member]
Collaborative Agreements [Line Items]
Value of new shares issued											$ 2,550,000
Percentage of note fully converted																					37.00%		26.65%	26.65%
Loan amount																					$ 1,000,000		$ 1,000,000
Ownership percentage																														12.80%
Convertible loan																					$ 500,000
Rgene Corporation [Member] | Co-Dev Agreement [Member]
Collaborative Agreements [Line Items]
Percentage of note fully converted																					6.40%		6.40%
Rgene Corporation [Member] | Service Agreements [Member]
Collaborative Agreements [Line Items]
Percentage of note fully converted																					26.65%		31.62%
Common Stock [Member]
Collaborative Agreements [Line Items]
Value of new shares issued	[1]																							$ 300
Price per share (in Dollars per share) | $ / shares											$ 50																	$ 0.0001
Common Stock [Member] | YuanGene Corporation [Member]
Collaborative Agreements [Line Items]
Price per share (in Dollars per share) | $ / shares											$ 1.6
Common Stock [Member] | Rgene Studies [Member]
Collaborative Agreements [Line Items]
Percentage of note fully converted																					20.00%		20.00%

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.